Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (338,428)	€ (436,822)
Current portion	(228,120)	(187,404)
Non-current portion	(110,308)	(249,418)
Office Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (338,428)	€ (436,822)